Debt (Details) - Union Revolving Credit Facility - USD ($) $ in Thousands	Dec. 29, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 29, 2020
Debt Instrument [Line Items]
Term of debt	4 years
Maximum borrowing capacity	$ 20,000			$ 20,000
Borrowings outstanding		$ 4,600	$ 2,550